Inventories (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Inventory Disclosure [Abstract]
Raw materials and manufacturing supplies	$ 174.9	$ 154.2
Work in process	46.6	45.1
Finished goods	51.0	43.6
Total	$ 272.5	$ 242.9